Segmented information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segmented information
Note 15: Segmented information

The Bank is managed by the CEO on a geographic basis. In 2017, the Bank presented six segments which included Bermuda, Cayman, Guernsey, Switzerland, The Bahamas and the United Kingdom. In 2018, the Bank reassessed the segment reporting as a result of acquisitions which were announced in 2017 and early 2018 and concluded on the following three geographic segments: Bermuda, Cayman, and Channel Islands and the UK. The Other segment is composed of several non-reportable operating segments that have been aggregated in accordance with US GAAP. Each region has a managing director who reports to the CEO. The CEO and the region managing director have final authority over resource allocation decisions and performance assessment. The Bank also revised the presentation of total assets by segment to exclude the effect of investment in subsidiaries from the total assets in each segment. The 2016 and 2017 classifications presented below were revised to conform the presentation for all periods to the current period's presentation.

The geographic segments reflect this management structure and the manner in which financial information is currently evaluated by the CEO. Segment results are determined based on the Bank's management reporting system, which assigns balance sheet and income statement items to each of the geographic segments. The process is designed around the Bank's organizational and management structure and, accordingly, the results derived are not necessarily comparable with similar information published by other financial institutions. A description of each reportable segment and table of financial results is presented below.

Accounting policies of the reportable segments are the same as those described in Note 2: Significant accounting policies. Transactions between segments are accounted for on an accrual basis and are all eliminated upon consolidation. The Bank generally does not allocate assets, revenues and expenses among its business segments, with the exception of certain corporate overhead expenses and loan participation revenue and expense. Loan participation revenue and expenses are allocated pro-rata based upon the percentage of the total loan funded by each jurisdiction participating in the loan.

The Bermuda segment provides a full range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through four branch locations and through internet banking, mobile banking, automated teller machines (“ATMs”) and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and personal insurance products. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Bermuda’s wealth management offering consists of Butterfield Asset Management Limited, which provides investment management, advisory and brokerage services and Butterfield Trust (Bermuda) Limited, which provides trust, estate, company management and custody services. Bermuda is also the location of Bank's head offices and accordingly, retains the unallocated corporate overhead expenses.

The Cayman segment provides a comprehensive range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through three branch locations and through internet banking, mobile banking, ATMs and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and property/auto insurance. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Cayman’s wealth management offering comprises investment management, advisory and brokerage services and Butterfield Trust (Cayman) Limited, which provides trust, estate and company management.

The Channel Islands and the UK segment includes the jurisdictions of Guernsey and Jersey (Channel Islands), and the UK. In the Channel Islands, a broad range of services are provided to private clients and financial institutions including private banking and treasury services, internet banking, wealth management and fiduciary services. The UK jurisdiction provides mortgage services for high-value residential properties.

The Other segment includes the jurisdictions of the Bahamas, Canada, Mauritius, Singapore and Switzerland. These operating segments individually and collectively do not meet the quantitative threshold for segmented reporting and are therefore aggregated as non-reportable operating segments.

Total Assets by Segment	December 31, 2018	December 31, 2017
Bermuda	5,387,347	6,053,546
Cayman	3,705,468	3,242,343
Channel Islands and the UK	1,966,547	1,586,134
Other	30,035	13,859
Total assets before inter-segment eliminations	11,089,397	10,895,882
Less: inter-segment eliminations	(316,219)	(116,645)
Total	10,773,178	10,779,237

2018	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	202,901	2,383	6,823	87,352	299,459	(20)	299,439	202,318	97,121
Cayman	102,793	416	1,297	47,781	152,287	349	152,636	60,666	91,970
Channel Islands and the UK	37,276	(2,799)	(1,129)	26,824	60,172	(1,185)	58,987	50,353	8,634
Other	19	—	—	15,157	15,176	1	15,177	17,718	(2,541)
Total before eliminations	342,989	—	6,991	177,114	527,094	(855)	526,239	331,055	195,184
Inter-segment eliminations	—	—	—	(8,428)	(8,428)	—	(8,428)	(8,428)	—
Total	342,989	—	6,991	168,686	518,666	(855)	517,811	322,627	195,184

2017	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	178,600	1,324	4,618	81,416	265,958	2,785	268,743	192,293	76,450
Cayman	86,074	3	1,033	46,004	133,114	(28)	133,086	59,400	73,686
Channel Islands and the UK	24,978	(1,367)	186	24,445	48,242	(1,488)	46,754	43,758	2,996
Other	92	40	—	11,424	11,556	—	11,556	11,436	120
Total before eliminations	289,744	—	5,837	163,289	458,870	1,269	460,139	306,887	153,252
Inter-segment eliminations	—	—	—	(5,464)	(5,464)	—	(5,464)	(5,464)	—
Total	289,744	—	5,837	157,825	453,406	1,269	454,675	301,423	153,252

2016	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	160,466	1,642	(7,263)	71,765	226,610	1,412	228,022	164,581	63,441
Cayman	79,644	388	2,135	41,364	123,531	(532)	122,999	60,613	62,386
Channel Islands and the UK	18,283	(2,060)	729	28,155	45,107	134	45,241	55,387	(10,146)
Other	87	30	—	9,194	9,311	—	9,311	9,050	261
Total before eliminations	258,480	—	(4,399)	150,478	404,559	1,014	405,573	289,631	115,942
Inter-segment eliminations	—	—	—	(3,005)	(3,005)	—	(3,005)	(3,005)	—
Total	258,480	—	(4,399)	147,473	401,554	1,014	402,568	286,626	115,942